Discontinued Operations	12 Months Ended
Dec. 31, 2011
Discontinued Operations [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
Discontinued Operations
On July 1, 2011, the Company sold its hand torch and solder business to an affiliate of Worthington Industries, Inc. ("Worthington") for cash consideration of $51.0 million, $8.0 million of which were held in escrow. If and when the relevant conditions are resolved and the escrow is released, the Company will recognize the $8.0 million held in escrow as income in discontinued operations in the Company's financial statements. The cash consideration paid in connection with the transaction provided for settlement of all claims involving the Company’s litigation with Worthington referenced in Footnote 20. In connection with the sale of the business, the Company transferred net assets with a carrying value of approximately $11.1 million to Worthington, representing property, plant and equipment, certain intangible assets, and net working capital. The Company allocated $35.2 million of the Hardware global business unit's goodwill to the hand torch and solder business on a relative fair value basis as of July 1, 2011, and the $35.2 million of goodwill was written off in connection with the sale. The Company retained approximately $13.0 million of accounts receivable associated with the hand torch and solder business that resulted from sales prior to July 1, 2011.

Pursuant to a Transition Services Agreement between the Company and Worthington, the Company provided certain sales, distribution, information technology, accounting and finance services to Worthington through September 30, 2011.

The following table provides a summary of amounts included in discontinued operations, which primarily relate to the hand torch and solder business (in millions):

	2011	2010	2009
Net sales	$58.8	$101.0	$94.2
Income (loss) from operations, net of income tax expense (benefit) of $2.6, $2.0 and $(0.1) for 2011, 2010 and 2009, respectively	$5.8	$4.6	$(0.3)
Loss on disposal, including income tax expense of $1.3	(15.2)	—	—
(Loss) income from discontinued operations, net of tax	$(9.4)	$4.6	$(0.3)